Performance Management - Global X Funds - Global X Morningstar Capital Allocation Leaders ETF	Jul. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's broad-based benchmark index, which reflects a broad measure of market performance, and the Underlying Index, which the Fund seeks to track. Prior to July 22, 2026, the Fund tracked the performance of the Concinnity Conscious Companies Index. As of the close of business day on July 21, 2026, the Fund changed its investment objective to seek to track the Morningstar® US Capital Allocation Leaders Index and therefore, the Morningstar® US Capital Allocation Leaders Index is more representative of the Fund’s strategy. Fund performance prior to that date reflects the Fund seeking to track the performance of the Concinnity Conscious Companies Index. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.globalxetfs.com.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table that follow show how the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual total returns for the indicated periods compared with the Fund's broad-based benchmark index, which reflects a broad measure of market performance, and the Underlying Index, which the Fund seeks to track.
Bar Chart [Heading]	Annual Total Returns (Years Ended December 31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

Best Quarter:	6/30/2020	21.51%
Worst Quarter:	3/31/2020	-22.43%

Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2025)
Performance Table Market Index Changed	Prior to July 22, 2026, the Fund tracked the performance of the Concinnity Conscious Companies Index. As of the close of business day on July 21, 2026, the Fund changed its investment objective to seek to track the Morningstar® US Capital Allocation Leaders Index and therefore, the Morningstar® US Capital Allocation Leaders Index is more representative of the Fund’s strategy. Fund performance prior to that date reflects the Fund seeking to track the performance of the Concinnity Conscious Companies Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(Index returns do not reflect deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.globalxetfs.com
Global X Morningstar Capital Allocation Leaders ETF Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020